            ANNUAL REPORTS                         SEPTEMBER 30, 2000

                            SG COWEN STANDBY RESERVE
                                   FUND, INC.
                                      AND
                          SG COWEN STANDBY TAX-EXEMPT
                               RESERVE FUND, INC.

SG COWEN                                                  [SG LOGO APPEARS HERE]

                      SG COWEN STANDBY RESERVE FUND, INC.

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                          ANNUAL FINANCIAL STATEMENTS

                               SEPTEMBER 30, 2000

Chairman's Letter ..........................................    1

Statements of Investments:

  SG Cowen Standby Reserve Fund, Inc. ......................    3

  SG Cowen Standby Tax-Exempt Reserve Fund, Inc. ...........    6

Statements of Assets and Liabilities .......................   12

Statements of Operations ...................................   13

Statements of Changes in Net Assets ........................   14

Notes to Financial Statements ..............................   15

Report of KPMG LLP, Independent Auditors ...................   20

CHAIRMAN'S LETTER                                               NOVEMBER 9, 2000

DEAR SHAREHOLDER:

  We are pleased to report that the SG Cowen Standby Reserve Fund and the SG Cowen Standby Tax-Exempt Reserve Fund continued to produce yields exceeding their peer group averages. As of September 30, 2000, the SG Cowen Standby Reserve Fund's annualized 7-day yield was 6.07%. In comparison, the iMoneyNet Taxable First Tier Index reflected a 7-day yield of 5.91%. Meanwhile, the SG Cowen Standby Tax-Exempt Reserve Fund's 7-day yield was 4.10% while the iMoneyNet Tax-Free Fund Index reflected a 7-day yield of 3.77%.

MARKET ACTIVITY

  For most of the fiscal year, the U.S. economy was surging. Gross Domestic Product rose at an annualized rate of 7.3% during the fourth quarter of 1999, followed by 5.4% during the first quarter of 2000.

  Because of concerns of higher inflation due to the fast pace of U.S. economic growth, the Federal Reserve Board raised short-term interest rates four times during the fiscal year. The Federal Reserve's most recent action was in May
2000 - a 50 basis point increase, bringing the federal funds rate to its current level of 6.50% from 5.25% at the beginning of the fiscal year.

  The Fed's efforts were apparently successful. By the third quarter of 2000, U.S. economic growth began to decelerate. Housing starts decreased, international trade activity eased, business inventories rose and employment growth slowed. Despite rising energy prices, the growth of inflation had slowed on a year over year basis for the third quarter.

  Because of the federal budget surplus, the treasury department announced plans to retire some of the long-term treasury debt. The prospect of reduced supply helped cause long-term government bond yields to fall below 6%. As a result, money market funds were in the unusual position of offering higher yields than those offered by U.S. Treasury bonds.

INVESTMENT REVIEW

  The Funds outperformed their respective indices because of our ability to manage maturities. When we saw an opportunity to extend the average maturity of the portfolios, we did so. And when we thought yields were inadequate, we would shorten our weighted average maturity.

  For example, investors expected the Fed to continue raising rates another 50 to 75 basis points after the May 2000 increase. Because short-term yields reflected that expectation, we extended the average maturity in both portfolios. The taxable fund increased its weighted average maturity from 33 days on April 3rd to 62 days on June 5th while the tax-exempt fund increased its maturity from 22 days on April 24th to 51 days on July 10th. Indeed, tax-exempt commercial paper was unusually attractive during May, and we took advantage of higher yields by purchasing longer-dated maturities in commercial paper, thereby extending the average maturity of the portfolio.

  During mid-summer, the Funds benefited from these longer maturities as market yields began to ease. Investors focused on Alan Greenspan's optimism about the possibility of a soft landing for the economy.

  Because we recognize that investors in money market funds are seeking safety and liquidity, we manage both funds in a very conservative manner. The SG Cowen Standby Reserve Fund invests in the highest rated categories of commercial paper, certificates of deposit and floating rate notes. The SG Cowen Standby Tax-Exempt Reserve Fund invests in top-rated tax-exempt and floating rate notes. We do not search for higher returns by lowering our credit standards.

  The Internal Revenue Code requires us to inform you that 100% of the dividends distributed by the SG Cowen Standby Tax-Exempt Reserve Fund during its fiscal year ended September 30, 2000 were exempt from federal income taxes. After December 31, 2000, you will receive a breakdown of income by state earned during the year.

LOOKING AHEAD

  The market believes that the Fed no longer needs to continue to raise interest rates to slow the economy, and we agree. Although the economy is clearly slowing, the Fed has stated its belief that inflation risks persist. As a result, we do not think that the Fed will lower interest rates anytime soon.

  Although the Funds' assets have decreased due to the sale of the SG Cowen private client brokerage division, which was completed in mid-October, we continue to manage the portfolios using the same high standards, focusing on safety and liquidity.

  As always, we appreciate your investment in the SG Cowen Standby Reserve Funds. We look forward to serving your investment needs in the future.

                                                                Sincerely,

                                                                     [SIG]

                                                        Philippe H. Collas
                                                                  Chairman

                      SG COWEN STANDBY RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 2000

 PRINCIPAL             DESCRIPTION OF                         ANNUALIZED                  VALUE
  AMOUNT                  SECURITY                           YIELD ON DATE
                                                              OF PURCHASE
             COMMERCIAL PAPER - 69.86%

             Allianz of America
$20,000,000  10-10-2000                                        6.75%                   $ 19,963,722

             American General Finance Corp.
19,000,000   10-17-2000                                        6.64                      18,941,770
30,000,000   01-03-2001                                        6.88                      30,000,000

             Associates Corp of North America
55,000,000   10-17-2000                                        6.64                      54,831,700

             CIT Group Inc.
30,000,000   10-10-2000                                        6.66                      29,946,000
25,000,000   10-17-2000                                        6.64                      24,923,500

             Cargill Inc.
50,000,000   10-13-2000                                        6.66                      49,883,181

             DaimlerChrysler North American
             Holding Corp.
34,000,000   01-29-2001                                        7.13                      34,000,000

             Deere & Co.
40,000,000   10-03-2000                                        6.68                      39,978,333
20,000,000   10-04-2000                                        6.67                      19,985,578

             Deutsche Bank NY
25,000,000   10-18-2000                                        6.76                      24,918,375

             Ford Motor Credit Co.
60,000,000   10-13-2000                                        6.68                      59,859,383

             General Electric Capital Corp.
30,000,000   10-13-2000                                        6.66                      29,929,908
25,000,000   10-17-2000                                        6.65                      24,923,382

             General Motors Acceptance Corp.
10,000,000   10-06-2000                                        6.67                       9,989,183
32,000,000   10-17-2000                                        6.62                      31,901,929

             Goldman Sachs Group Inc.
60,000,000   10-13-2000                                        6.67                      59,859,600

             Household Finance Corp.
20,000,000   10-11-2000                                        6.73                      20,000,000

             Merrill Lynch & Company, Inc.
40,000,000   10-04-2000                                        6.76                      39,970,933

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                               SEPTEMBER 30, 2000

PRINCIPAL              DESCRIPTION OF                         ANNUALIZED                  VALUE
  AMOUNT                  SECURITY                          YIELD ON DATE
                                                             OF PURCHASE
             National Australia Funding Delaware
$15,600,000  10-02-2000                                        6.80%                   $ 15,594,211

             Prudential Funding
20,000,000   10-17-2000                                        6.64                      19,938,800

             Texaco, Inc.
26,000,000   10-17-2000                                        6.62                      25,920,317
                                                                                       ------------
             Total Commercial Paper
             (Cost $685,259,805)                                                       $685,259,805
                                                                                       ------------
             FLOATING RATE NOTES - 10.20%

             American Express Centurion Bank
25,000,000   02-14-2001                                        5.86(a)                 $ 25,000,000
25,000,000   06-05-2001                                        6.63(a)                   24,998,301

             Bear Stearns Companies, Inc.
30,000,000   08-01-2001                                        6.64(b)                   30,049,692

             Merrill Lynch & Co. Inc.
20,000,000   05-21-2001                                        6.18(b)                   20,010,159
                                                                                       ------------
             Total Floating Rate Notes
             (Cost $100,058,152)                                                       $100,058,152
                                                                                       ------------
             MEDIUM TERM NOTES - 1.53%

             AT&T Corp
15,000,000   01-16-2001                                        6.88                    $ 14,996,797
                                                                                       ------------
             Total Medium Term Notes
             (Cost $14,996,797)                                                        $ 14,996,797
                                                                                       ------------
             DOMESTIC CERTIFICATES OF DEPOSIT -
                3.16%

             US Bank NA Minnesota
31,000,000   04-12-2001                                        6.75                    $ 31,000,000
                                                                                       ------------
             Total Domestic Certificates of
             Deposit
             (Cost $31,000,000)                                                        $ 31,000,000
                                                                                       ------------
             YANKEE CERTIFICATES OF DEPOSIT -
                14.42%

             ABN Amro Bank NV Chicago
18,500,000   12-18-2000                                        6.26                    $ 18,498,093
23,000,000   03-02-2001                                        6.72                      22,996,101

             Bayerische Hypo Vereinsbank
50,000,000   04-06-2001                                        6.76                      49,992,671

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                               SEPTEMBER 30, 2000

PRINCIPAL              DESCRIPTION OF                         ANNUALIZED                  VALUE
  AMOUNT                  SECURITY                          YIELD ON DATE
                                                             OF PURCHASE
             Deutsche Bank NY
$25,000,000  01-22-2001                                        6.54%                   $ 24,996,292

             Nat West Bank PLC NY
25,000,000   01-18-2001                                        6.52                      24,997,135
                                                                                       ------------
             Total Yankee Certificates of
             Deposit
             (Cost $141,480,292)                                                       $141,480,292
                                                                                       ------------

             TOTAL INVESTMENTS
             (Cost $972,795,046)...........    99.17%                                 $972,795,046
             Cash and Receivables, Less
             Liabilities...................     0.83                                     8,144,982
                                             -------                                  ------------
             Net Assets....................   100.00%                                 $980,940,028
                                             =======                                  ============

-------------

 Notes:
  (a) -  1 Month Libor rate instruments reflect rate as of 09-30-2000
  (b) -  3 Month Libor rate instruments reflect rate as of 09-30-2000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 2000

PRINCIPAL     DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                                 YIELD ON DATE
                                                          OF PURCHASE
$ 100,000     Alabama Special Care Facility
              Montgomery Hospital Floating
              Rate
              Demand Note
              Series 1985
              (Mandatory Put 10-04-2000)
              04-01-2015                                    5.55%                  $    100,000
  100,000     Alabama Special Care Facility
              Montgomery Hospital Floating
              Rate
              Demand Note
              Series 1985
              (7-Day Put, 7-Day Change)
              04-01-2015                                    5.55 #                      100,000
1,905,000     Alaska State Industrial
              Development Authority Lot 6
              (7-Day Put, 7-Day Change)
              07-01-2001                                    5.95 #                    1,905,000
3,000,000     Anne Arundel County, MD Port
              Facility
              (Mandatory Put 10-12-2000)
              06-01-2013                                    4.05                      3,000,000
  600,000     Bexar County, TX Housing
              Finance Corporation
              Park Hill Project Series 88-B
              (7-Day Put, 7-Day Change)
              06-01-2005                                    5.60 #                      600,000
1,100,000     Billings, MT Industrial
              Development Revenue
              Adjustable Tender Notes
              (7-Day Put, 7-Day Change)
              12-01-2014                                    5.45 #                    1,100,000
1,030,000     Bloomington MN Port Authority
              Tax
              Increment Revenue Notes
              Series A
              02-01-2001                                    4.30                      1,032,344
1,300,000     Braxos River, TX Nav Dist
              Brazoria County Revenue Bonds
              Series A
              (Daily Put, Daily Change)
              08-01-2022                                    5.65 #                    1,300,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 2000

PRINCIPAL     DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
 AMOUNT                                                 YIELD ON DATE
                                                         OF PURCHASE
$4,000,000    Burke County, GA Development
              Authority Pollution Control
              Georgia Power 2nd Series
              (Daily Put, Daily Change)
              04-01-2025                                    5.60%#                 $  4,000,000
  650,000     Carrollton Texas Fmrs. Branch
              Indpt. School District
              Pre-refunded to 02-15-2001 @
              100
              02-15-2001                                    4.20                        655,458
1,000,000     Charlotte, NC Public
              Improvements General
              Obligation Series A
              (Pre-refunded to 10-01-2000 @
              102)
              10-01-2008                                    3.75                      1,020,082
1,500,000     Columbia, AL Industrial
              Development Board
              Alabama Power Company
              Series A
              (Daily Put, Daily Change)
              05-01-2022                                    5.60 #                    1,500,000
2,300,000     Cuyahoga County, OH University
              Hospital Cleveland
              (Daily Put, Daily Change)
              01-01-2016                                    5.40 #                    2,300,000
2,000,000     Delaware State Economic
              Development
              Authority Industrial
              Development Revenue
              Bonds Delmarva Power & Light
              Co Gas
              Facilities Project C
              (7-Day Put, 7-Day Change)
              10-01-2028                                    5.70 #                    2,000,000
1,420,000     District of Columbia, Revenue
              Bonds,
              The American University Issue,
              Series 1985A
              (7-Day Put, 7-Day Change)
              10-01-2015                                    5.50 #                    1,420,000
1,230,000     Florida Housing Finance
              Agency-Reference
              Multi-Family Housing EEE
              Carlton Project
              (7-Day Put, 7-Day Change)
              12-01-2008                                    5.55 #                    1,230,000
1,500,000     Fort Worth, TX City GO General
              Purpose
              Series B
              02-15-2001                                    4.68                      1,509,899

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 2000

PRINCIPAL     DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
 AMOUNT                                                 YIELD ON DATE
                                                         OF PURCHASE
$ 850,000     Fulton County, GA Hospital
              Authority Revenue Health
              System - Catholic Health East
              -A
              11-15-2000                                    4.15%                  $    850,356
1,550,000     Illinois State Sales Tax
              Revenue Bonds, Series N
              (Pre-refunded to 06-15-2001 @
              102)
              06-15-2001                                    6.90                      1,607,430
3,000,000     Intermountain Power Agency of
              Utah,
              Electric Light and Power
              Improvements, Power Supply
              Revenue Bonds Series 1985-B
              10-05-2000                                    4.40                      3,000,000
3,000,000     Jacksonville, FL Electric
              Authority Revenue
              Water & Sewr Systems
              (7-Day Put, 7-Day Change)
              10-01-2034                                    5.45 #                    3,000,000
2,700,000     La Cygne, KS Environmental
              Improvement RevenueNotes,
              Kansas City Power and Light
              Co. Project
              (7-Day Put, 7-Day Change)
              03-01-2015                                    5.60 #                    2,700,000
3,000,000     Las Vegas, NV Water District
              Revenue
              Bonds Series 1997A
              11-01-2000                                    4.35                      3,000,000
2,000,000     Long Island, NY Power
              Authority, New York
              Electric Systems Revenue
              Bonds,
              Sub-Series 3
              10-02-2000                                    4.05                      2,000,000
1,200,000     Lynchburgh, VA, Industrial
              Development
              Authority Hospital Revenue
              Bonds, (VHA
              Mid-Alantic States, Inc.
              Capital Asset
              Financing Project),
              Series 1985
              (7-Day Put, 7-Day Change)
              12-01-2025                                    5.70 #                    1,200,000
3,000,000     Mankato, MN PCR Northern State
              Power Authority
              (7-Day Put, 7-Day Change)
              03-01-2011                                    5.70 #                    3,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 2000

PRINCIPAL     DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
 AMOUNT                                                 YIELD ON DATE
                                                         OF PURCHASE
$ 650,000     Mason County, KY Pollution
              Control Revenue Bonds
              Kentucky Power-National Rural
              Electric project B-1
              (7-Day Put, 7-Day Change)
              10-15-2014                                    5.25%#                 $    650,000
  115,000     Michigan State Hospital
              Finance
              Authority Revenue Bonds,
              Hospital
              Equipment Loan Program
              (7-Day Put, 7-Day Change)
              06-01-2001                                    5.40 #                      115,000
4,000,000     Michigan State Housing
              Development Authority
              Series 2000 A
              (7-Day Put, 7-Day Change)
              12-01-2016                                    5.50 #                    4,000,000
2,400,000     Minneapolis & St. Paul, MN
              Housing & Redevelopment
              Authority
              Health Care Systems
              (Daily Put, Daily Change)
              08-15-2025                                    5.70 #                    2,400,000
  500,000     Missouri State Environmental
              Improvement
              and Energy Research Authority,
              Pollution
              Control Revenue Bonds
              National Rural Utilities
              Project
              (7-Day Put, 7-Day Change)
              12-15-2003                                    5.25 #                      500,000
1,360,000     Missouri State Health &
              Education Facilities Revenue
              Bonds
              (Daily Put, Daily Change)
              06-01-2026                                    5.65 #                    1,360,000
3,000,000     Moffat County, CO Pollution
              Control
              Revenue Bonds Colorado-Ute
              Electric
              Authority Project
              (7-Day Put, 7-Day Change)
              07-01-2010                                    5.55 #                    3,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 2000

PRINCIPAL     DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
 AMOUNT                                                 YIELD ON DATE
                                                         OF PURCHASE
$1,665,000    Montgomery, AL Special Care
              Facilities
              Authority Alabama VHA
              Series G
              (7-Day Put, 7-Day Change)
              12-01-2030                                    5.70%#                 $  1,665,000
2,000,000     Montgomery County, PA IDA PCR
              (Mandatory Put 10-05-2000)
              03-01-2034                                    4.10                      2,000,000
2,000,000     Municipal Electric Authority
              of Georgia,
              Revenue Bonds Project One,
              Series 1994 D
              (7-Day Put, 7-Day Change)
              01-01-2022                                    5.60 #                    2,000,000
5,000,000     New Hampshire Higher Education
              Facility Authority, Veterans
              Housing Authority Revenue
              Bonds Series E
              (7-Day Put, 7-Day Change)
              12-01-2025                                    5.70 #                    5,000,000
3,000,000     New Mexico State Tax & Revenue
              Anticipation Notes Tax Exempt
              Commercial Paper Series 1997A
              06-29-2001                                    5.00                      3,015,002
4,320,000     New York State Energy
              Research & Development
              Authority
              Rochester Gas & Electric
              Corporation
              (7-Day Put, 7-Day Change)
              08-01-2032                                    5.40 #                    4,320,000
2,800,000     New York State Environmental
              Quality Revenue Bonds Tax
              Exempt Commercial Paper
              Series 1997A
              10-17-2000                                    4.25                      2,800,000
3,000,000     North Carolina Educational
              Facilities Finance
              Agency Revenue Bonds, Elon
              College Project
              (7-Day Put, 7-Day Change)
              01-01-2021                                    5.45 #                    3,000,000
3,000,000     North Carolina Medical Care
              Community Hospital Revenue
              Bonds
              Duke University Hospital
              Project C
              (7-Day Put, 7-Day Change)
              06-01-2015                                    5.45 #                    3,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 2000

PRINCIPAL     DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
 AMOUNT                                                 YIELD ON DATE
                                                         OF PURCHASE
$4,000,000    Orlando, FL Water & Electric
              Utility,
              1999A
              10-02-2000                                    4.05%                  $  4,000,000
2,000,000     Otero County, CO Industrial
              Development Revenue
              Revenue Refunding Bonds
              10-17-2000                                    4.00                      2,000,000
2,000,000     Shelby County, TN G.O
              Series A
              (7-Day Put, 7-Day Change)
              03-01-2028                                    5.65 #                    2,000,000
2,000,000     Sunshine State, FL Government
              Finance Commission Revenue
              Bonds, Series 1986
              10-03-2000                                    4.50                      2,000,000
1,705,000     Tarrant County, TX Housing
              Finance
              Corporation Revenue Bonds,
              Multi-Family
              Housing-SF Apartments
              (7-Day Put, 7-Day Change)
              11-01-2017                                    5.55 #                    1,705,000
2,540,000     Texas State Public Finance
              Authority General Obligation
              Bonds
              (Pre-refunded to 10-01-2000 @
              100)
              10-01-2001                                    3.75                      2,540,164
                                                                                   ------------

             TOTAL INVESTMENTS
             (Cost $98,200,735)............    99.54%                              $ 98,200,735
             Cash and Receivables, Less
             Liabilities                        0.46                                    457,737
                                             -------                               ------------
             Net Assets....................   100.00%                              $ 98,658,472
                                             =======                               ============

-------------

Note: #  Variable Rate Instrument Reflects Rate As Of 09-30-2000
      -

         100% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements.

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 2000

                                                     SG COWEN STANDBY
                                 SG COWEN STANDBY       TAX-EXEMPT
                                RESERVE FUND, INC.  RESERVE FUND, INC.
ASSETS

  Investments in securities,
    at value - Note A (1)          $972,795,046         $98,200,735

  Cash                                  657,994                   -

  Interest receivable                 9,394,208             640,324

  Prepaid expenses                       36,007               9,783
                                   ------------         -----------

     TOTAL ASSETS                   982,883,255          98,850,842
                                   ------------         -----------
LIABILITIES

  Due to custodian                            -              33,820

  Due to investment manager -
    Note B                              422,966              31,276

  Accrued expenses                      179,668              38,799

  Dividends payable                   1,340,593              88,475
                                   ------------         -----------

     TOTAL LIABILITIES                1,943,227             192,370
                                   ------------         -----------
NET ASSETS                         $980,940,028         $98,658,472
                                   ============         ===========

Represented By:

  Paid-in capital                  $980,940,028         $98,677,014

  Accumulated net realized
    loss on investments                       -             (18,542)
                                   ------------         -----------

NET ASSETS AT VALUE,
  applicable to 980,940,028
  outstanding shares of $.01
  par value Common Stock for
  SRF and 98,677,014
  outstanding shares of $.001
  par value Common Stock for
  STE (2,000,000,000 and
  1,000,000,000 shares
  authorized for SRF and STE,
  respectively) - Note C           $980,940,028         $98,658,472
                                   ============         ===========

Offering and redemption price
  per share                        $       1.00         $      1.00
                                   ============         ===========

SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS

                         YEAR ENDED SEPTEMBER 30, 2000

                                                         SG COWEN
                                     SG COWEN            STANDBY
                                     STANDBY            TAX-EXEMPT
                                RESERVE FUND, INC.  RESERVE FUND, INC.
INVESTMENT INCOME

  Interest income                  $86,991,675          $5,470,950
                                   -----------          ----------
EXPENSES

  Investment management fee -
    Note B                           7,141,925             704,040

  Shareholder servicing costs
    and custodian fee                  772,043              67,392

  Federal and state
    registration fees                   79,376              38,147

  Professional fees                     40,991              20,541

  Directors' fees and
    expenses - Note B                   19,271              19,271

  Prospectus and shareholders'
    reports                             51,807               8,329

  Miscellaneous                         77,308              10,124
                                   -----------          ----------

     Total expenses                  8,182,721             867,844

        Less: investment
          management fee
          waived - Note B                    -             140,808
                                   -----------          ----------

     Net expenses                    8,182,721             727,036
                                   -----------          ----------

  Investment income - net,
    representing net increase
    in net assets resulting
    from operations                $78,808,954          $4,743,914
                                   ===========          ==========

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SG COWEN STANDBY
                                                            SG COWEN STANDBY                   TAX-EXEMPT
                                                           RESERVE FUND, INC.              RESERVE FUND, INC.
                                                    --------------------------------  ----------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
                                                    --------------------------------------------------------------
                                                         2000             1999            2000           1999
OPERATIONS

  Investment income - net                           $   78,808,954   $   70,156,295   $  4,743,914   $  4,921,775

  Net realized loss on investments                               -          (36,935)             -              -
                                                    --------------   --------------   ------------   ------------

  Net increase in net assets resulting from
    operations                                          78,808,954       70,119,360      4,743,914      4,921,775
DIVIDENDS TO
SHAREHOLDERS FROM

  Investment income - net                              (78,808,954)     (70,156,295)    (4,743,914)    (4,921,775)
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C                                        (415,481,562)     (80,931,200)   (57,653,240)   (61,752,478)
CONTRIBUTION BY INVESTMENT ADVISOR - NOTE B              1,750,762                -              -              -
                                                    --------------   --------------   ------------   ------------

  Total decrease in net assets                        (413,730,800)     (80,968,135)   (57,653,240)   (61,752,478)
NET ASSETS

  Beginning of year                                  1,394,670,828    1,475,638,963    156,311,712    218,064,190
                                                    --------------   --------------   ------------   ------------

  End of year                                       $  980,940,028   $1,394,670,828   $ 98,658,472   $156,311,712
                                                    ==============   ==============   ============   ============

SEE NOTES TO FINANCIAL STATEMENTS

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    GENERAL. SG Cowen Standby Reserve Fund, Inc. ("SRF") and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. ("STE") are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Until July 1, 1998, Cowen & Co. ("Cowen") served as investment manager and principal underwriter to the above-referenced Funds (the "Funds"). On July 1, 1998, Cowen's business was combined with Societe Generale Securities Corporation ("SGSC"), a subsidiary of Societe Generale ("SG"), to form SG Cowen Securities Corporation ("SG Cowen"). SG, a leading international commercial and investment bank established in 1864, has a global network of offices in over 80 countries. From July 1, 1998 through December 31, 1999 SG Cowen through its SG Cowen Asset Management Division served as the investment manager to the Funds, with the existing investment management personnel of Cowen continuing to provide investment management services to the Funds. In January 2000 as a result of an internal reorganization, the SG Cowen Asset Management Division of SG Cowen was transferred to SG Cowen Asset Management, Inc. ("SGCAM"). All officers and employees engaged in providing investment advisory services to the Funds with SG Cowen have become officers and employees of SGCAM and they continue to provide the same services to the Funds. Since July 1, 1998 Funds Distributor, Inc. has served as principal underwriter to the Funds. SG Cowen is also a selected dealer of the Funds' shares. Additionally, effective as of July 1, 1998, the names of the Funds were changed, as indicated above, in order to reflect the Funds' new management. It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.

  The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (1) PORTFOLIO VALUATION: Each Fund values its investments at amortized cost, which has been determined by the Board of Directors of each Fund to represent the fair value of each Fund's investments.

  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.

  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends are paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.

  (4) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

  At September 30, 2000, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

  At September 30, 2000, STE had an unused capital loss carryover of approximately $6,000, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001 and 2002.

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH
AFFILIATES: Fees paid by each Fund to SGCAM pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of
 .50 of 1%, of the average daily value of that Fund's net assets. Effective as of June 1, 1998, the fee for SRF was reduced to .475% on net assets between $1.5 billion and $2.5 billion, and .45% on net assets above $2.5 billion. The Agreements further provide that if the aggregate expenses of either Fund, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the expense limitation of any state having jurisdiction over that Fund, SGCAM will reimburse the Fund for such excess. There was no expense reimbursement required for either Fund for the year ended September 30, 2000, however, SGCAM has waived $140,808 of its investment management fee from STE during such year. During the year ended September 30, 2000, SCGAM contributed $1,750,762 to SRF for trading losses incurred during the year ended September 30, 1993.

  Directors who are not officers, directors, partners, stockholders or employees of SGCAM or its affiliates receive from each Fund a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee attended and reimbursement for travel and out-of-pocket expenses.

NOTE C - COMMON STOCK TRANSACTIONS: At September 30, 2000, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.

  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

                                                                      SRF
                                         --------------------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                                  2000                                   1999
    Shares sold                                $ 8,077,124                            $ 7,197,347
    Dividends reinvested                            78,789                                 71,487
                                               -----------                            -----------
                                                 8,155,913                              7,268,834

    Shares redeemed                             (8,571,395)                            (7,349,765)
                                               -----------                            -----------
    Net decrease                               $  (415,482)                           $   (80,931)
                                               ===========                            ===========

                                                                       STE
                                          --------------------------------------------------------------
                                                             YEAR ENDED SEPTEMBER 30,
                                                   2000                                   1999
    Shares sold                                  $ 654,046                              $ 702,519
    Dividends reinvested                             4,754                                  5,079
                                                 ---------                              ---------
                                                   658,800                                707,598

    Shares redeemed                               (716,453)                              (769,350)
                                                 ---------                              ---------
    Net decrease                                 $ (57,653)                             $ (61,752)
                                                 =========                              =========

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each year:

                                                                      SRF
                                         --------------------------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------------------------
                                            2000         1999         1998         1997         1996
                                         ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE
  Beginning of Year                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                        0.06         0.05         0.05         0.05         0.05
LESS DISTRIBUTIONS
  Dividends from Net Investment Income        (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
                                         ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE
  End of Year                            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                         ==========   ==========   ==========   ==========   ==========
Total Return                                   5.67%        4.67%        5.13%        4.98%        4.97%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)               $  980,940   $1,394,671   $1,475,639   $1,337,467   $1,101,944
  Ratio of Expenses to Average Net
   Assets                                      0.57%        0.58%        0.65%        0.69%        0.71%
  Ratio of Net Investment Income to
   Average Net Assets                          5.49%        4.58%        5.03%        4.89%        4.89%

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

NOTE D - (continued)

                                                                STE
                                        ----------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                        ----------------------------------------------------
                                          2000       1999       1998       1997       1996
                                        --------   --------   --------   --------   --------
NET ASSET VALUE
  Beginning of Year                     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                     0.03       0.03       0.03       0.03       0.03
LESS DISTRIBUTIONS
  Dividends from Net Investment Income     (0.03)     (0.03)     (0.03)     (0.03)     (0.03)
                                        --------   --------   --------   --------   --------
NET ASSET VALUE
  End of Year                           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        ========   ========   ========   ========   ========
Total Return                                3.45%      2.70%      3.10%      3.11%      3.07%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)              $ 98,658   $156,312   $218,064   $187,213   $171,055
  Ratio of Expenses to Average Net
   Assets*                                  0.52%      0.53%      0.54%      0.56%      0.59%
  Ratio of Net Investment Income to
   Average Net Assets*                      3.36%      2.65%      3.06%      3.07%      3.01%
INVESTMENT ADVISORY FEES WAIVED
  Amount                                $140,808   $185,534   $197,675   $181,100   $156,993
  Ratio to Average Net Assets               0.10%      0.10%      0.10%      0.10%      0.10%

* NET OF WAIVER

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS
SG COWEN STANDBY RESERVE FUND, INC. AND
SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

  We have audited the accompanying statements of assets and liabilities, including the statements of investments, of SG Cowen Standby Reserve Fund, Inc. and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. (the Funds) as of
September 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended September 30, 1998 were audited by other auditors whose report thereon dated November 6, 1998, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2000, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                 [KPMG LLP SIG]

New York, New York
November 3, 2000

                      SG COWEN STANDBY RESERVE FUND, INC.

                                      AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               560 Lexington Ave.
                               New York, NY 10022

                                   DIRECTORS

                   PHILIPPE H. COLLAS, Chairman
JAMES H. CAREY         DR. MARTIN J. GRUBER         BURTON J. WEISS

                                    OFFICERS

             PHILIPPE H. COLLAS, CHAIRMAN OF THE BOARD OF DIRECTORS

            HOAN NGUYEN-QUANG, PRESIDENT AND CHIEF EXECUTIVE OFFICER

            PHILIP J. BAFUNDO, TREASURER AND CHIEF FINANCIAL OFFICER

                           RODD M. BAXTER, SECRETARY

                      ALAN E. KOEPPLIN, INVESTMENT OFFICER

                 GORDON G. IFILL, ASSISTANT INVESTMENT OFFICER

                         IRWOOD SCHLACKMAN, CONTROLLER

      INVESTMENT ADVISER                                  CUSTODIAN
SG Cowen Asset Management, Inc.                State Street Bank and Trust Co.
      560 Lexington Ave.                               P.O. Box 419111
      New York, NY 10022                            Kansas City, MO 64141

          DISTRIBUTOR                                  TRANSFER AGENT
    Funds Distributor, Inc.                               DST, Inc.
  60 State Street, Suite 1300                       210 West 10th Street
       Boston, MA 02109                             Kansas City, MO 64105

         LEGAL COUNSEL                              INDEPENDENT AUDITORS
   Willkie Farr & Gallagher                               KPMG LLP
      787 Seventh Avenue                              757 Third Avenue
      New York, NY 10019                             New York, NY 10017

                                                                        CMB-RSRV